Intangible assets (Tables)	12 Months Ended
Mar. 31, 2026
Intangible Assets [Abstract]
Intangible assets
2026

	Acquired software technologies	Customer relationships	Capitalized software technologies	Total
	$	$	$	$

Cost

As at March 31, 2025	213,292	344,006	34,044	591,342
Additions	—	—	52,862	52,862
Exchange differences	867	2,502	—	3,369
As at March 31, 2026	214,159	346,508	86,906	647,573

Accumulated amortization

As at March 31, 2025	177,082	253,384	1,334	431,800
Amortization	36,210	90,622	11,992	138,824
Exchange differences	867	2,502	—	3,369
As at March 31, 2026	214,159	346,508	13,326	573,993

Net book value as at March 31, 2026	—	—	73,580	73,580
2025

	Acquired software technologies	Customer relationships	Capitalized software technologies	Total
	$	$	$	$

Cost

As at March 31, 2024	212,649	343,690	14,785	571,124
Additions	—	—	19,259	19,259
Acquired through business combinations	826	667	—	1,493
Exchange differences	(183)	(351)	—	(534)
As at March 31, 2025	213,292	344,006	34,044	591,342

Accumulated amortization

As at March 31, 2024	145,646	198,447	—	344,093
Amortization	31,619	55,479	1,334	88,432
Exchange differences	(183)	(542)	—	(725)
As at March 31, 2025	177,082	253,384	1,334	431,800

Net book value as at March 31, 2025	36,210	90,622	32,710	159,542
Given that these intangible assets were held until the end of their revised estimated useful lives, amortization in the current year increased, and amortization in future years will be decreased by the following amounts:

Fiscal Year	$

2026	47,931
2027	(45,577)
2028	(2,354)